Note 20 - Other assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Other Assets and Liabilities
Table of other assets and liabilities
Other assets and liabilities: (Millions of euros)
	2018	2017	2016
ASSETS
Inventories	635	229	3.298
Real estate	633	226	3.268
Others	2	3	29
Transactions in progress	249	156	241
Accruals	702	768	723
Prepaid expenses	465	509	518
Other prepayments and accrued income	237	259	204
Other items	3.886	3.207	3.012
Total Other Assets	5.472	4.359	7.274
LIABILITIES
Transactions in progress	39	165	127
Accruals	2.558	2.490	2.721
Accrued expenses	2.119	1.997	2.125
Other accrued expenses and deferred income	439	493	596
Other items	1.704	1.894	2.131
Total Other Liabilities	4.301	4.550	4.979

Disclosure Of Inventories Explanatory
Inventories from Distressed Customers (Millions of euros)
	2018	2017	2016
Gross value
Balance at the beginning	91	8.499	9.318
Acquisitions	-	533	336
Disposals	(20)	(2.288)	(1.214)
Others	-	(6.653)	59
Balance at the end	71	91	8.499
Accumulated impairment losses	(21)	(26)	(5.385)
Carrying amount	49	65	3.114